Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

YieldMax™ AAPL Option Income Strategy ETF (APLY)	YieldMax™ MRNA Option Income Strategy ETF (MRNY)
YieldMax™ ABNB Option Income Strategy ETF (ABNY)	YieldMax™ MSFT Option Income Strategy ETF (MSFO)
YieldMax™ ADBE Option Income Strategy ETF (ADBY)	YieldMax™ NFLX Option Income Strategy ETF (NFLY)
YieldMax™ AI Option Income Strategy ETF (AIYY)	YieldMax™ NKE Option Income Strategy ETF (NKEY)
YieldMax™ AMD Option Income Strategy ETF (AMDY)	YieldMax™ NVDA Option Income Strategy ETF (NVDY)
YieldMax™ AMZN Option Income Strategy ETF (AMZY)	YieldMax™ ORCL Option Income Strategy ETF (ORCY)
YieldMax™ BA Option Income Strategy ETF (BAYY)	YieldMax™ PYPL Option Income Strategy ETF (PYPY)
YieldMax™ BIIB Option Income Strategy ETF (BIYY)	YieldMax™ ROKU Option Income Strategy ETF (ROKY)
YieldMax™ BRK.B Option Income Strategy ETF (YBRK)	YieldMax™ SNOW Option Income Strategy ETF (SNOY)
YieldMax™ COIN Option Income Strategy ETF (CONY)	YieldMax™ SQ Option Income Strategy ETF (SQY)
YieldMax™ DIS Option Income Strategy ETF (DISO)	YieldMax™ TGT Option Income Strategy ETF (TGTY)
YieldMax™ GOOGL Option Income Strategy ETF (GOOY)	YieldMax™ TSLA Option Income Strategy ETF (TSLY)
YieldMax™ INTC Option Income Strategy ETF (INYY)	YieldMax™ XOM Option Income Strategy ETF (XOMO)
YieldMax™ JPM Option Income Strategy ETF (JPMO)	YieldMax™ ZM Option Income Strategy ETF (ZMY)
YieldMax™ META Option Income Strategy ETF (FBY)

(the “Funds”)

listed on NYSE Arca, Inc.

June 28, 2024

Supplement to the Prospectus and Statement of Additional Information (“SAI”),
each dated February 28, 2024,
and where applicable a Fund’s Summary Prospectus

Effective immediately, all references to Mick Brokaw in each Summary Prospectus (as applicable), Prospectus and SAI are deleted in their entirety.

Please retain this Supplement for future reference.